FAIR VALUE MEASUREMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 25, 2010	Oct. 28, 2012	Oct. 30, 2011
Fair value, nonrecurring basis - Property, plant and equipment
Pretax charge to reduce the property, plant and equipment to its estimated fair value	$ 6,600,000
Methods and assumptions used to estimate the fair value of the financial assets and liabilities
Guarantee period at issue for rate of return on fixed income funds		1 year
Recognized right to reclaim cash collateral		27,500,000	20,100,000
Recognized obligation to return cash collateral		31,100,000	71,800,000
Fair value, long-term debt
Fair value of long-term debt (including current maturities)		283,600,000	266,900,000
Recurring basis | Fair Value
Assets at Fair Value:
Cash equivalents		483,441,000	341,447,000
Short-term marketable securities		77,387,000	76,077,000
Other trading securities		109,676,000	105,367,000
Commodity asset derivatives, net of the effects of master netting arrangements		3,884,000	7,174,000
Total Assets at Fair Value		674,388,000	530,065,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements			351,000
Deferred compensation		47,953,000	44,956,000
Total Liabilities at Fair Value		47,953,000	45,307,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets at Fair Value:
Cash equivalents		483,441,000	341,447,000
Short-term marketable securities		2,349,000	358,000
Other trading securities		36,305,000	34,588,000
Commodity asset derivatives, net of the effects of master netting arrangements		3,884,000	7,174,000
Total Assets at Fair Value		525,979,000	383,567,000
Liabilities at Fair Value:
Deferred compensation		16,866,000	15,379,000
Total Liabilities at Fair Value		16,866,000	15,379,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets at Fair Value:
Short-term marketable securities		75,038,000	75,719,000
Other trading securities		73,371,000	70,779,000
Total Assets at Fair Value		148,409,000	146,498,000
Liabilities at Fair Value:
Commodity liability derivatives, net of the effects of master netting arrangements			351,000
Deferred compensation		31,087,000	29,577,000
Total Liabilities at Fair Value		$ 31,087,000	$ 29,928,000